UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSC Advisors L.P.
Address: 900 North Michigan Avenue
         Suite 1900
         Chicago, Illinois  60611

13F File Number:  28-11157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Bluhm
Title:     Manager of the General Partner
Phone:     312.915.2485

Signature, Place, and Date of Signing:

     Andrew Bluhm     Chicago, Illinois     August 15, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $168,730 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRGAS INC                     COM              009363102     3152    45000 SH       SOLE                    45000
APPLE INC                      COM              037833100    16784    50000 SH       SOLE                    50000
APPLE INC                      COM              037833100      700    50000 SH  CALL SOLE                                      50000
BAXTER INTL INC                COM              071813109     4477    75000 SH       SOLE                    75000
BAXTER INTL INC                COM              071813109     2295   200000 SH  CALL SOLE                                     200000
BROOKDALE SR LIVING INC        COM              112463104    12853   530000 SH       SOLE                   530000
CAPITALSOURCE INC              COM              14055X102    16784  2602136 SH       SOLE                  2602136
CITIGROUP INC                  COM NEW          172967424      180  2000000 SH  CALL SOLE                                    2000000
CSX CORP                       COM              126408103     3540   135000 SH       SOLE                   135000
CVS CAREMARK CORPORATION       COM              126650100    12026   320000 SH       SOLE                   320000
DOLLAR GEN CORP NEW            COM              256677105     3389   100000 SH       SOLE                   100000
FAMILY DLR STORES INC          COM              307000109     2628    50000 SH       SOLE                    50000
GENERAL MTRS CO                COM              37045V100     6072   200000 SH       SOLE                   200000
GLOBAL X FDS                   GLB X URANIUM    37950E754     1806   150000 SH       SOLE                   150000
GOOGLE INC                     CL A             38259P508      525    50000 SH  CALL SOLE                                      50000
HARRIS CORP DEL                COM              413875105     8111   180000 SH       SOLE                   180000
ISHARES INC                    MSCI BRAZIL      464286400     4108    56000 SH       SOLE                    56000
ISHARES TR                     RUSSELL 2000     464287655      276   100000 SH  CALL SOLE                                     100000
ISHARES TR                     DJ US HEALTHCR   464287762      274     3710 SH       SOLE                     3710
ISHARES TR                     RUSSELL 2000     464287655     1256  1400000 SH  PUT  SOLE                                    1400000
JPMORGAN CHASE & CO            COM              46625H100    10235   250000 SH       SOLE                   250000
M & F WORLDWIDE CORP           COM              552541104     6244   241640 SH       SOLE                   241640
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589      140   200000 SH  PUT  SOLE                                     200000
MICROSOFT CORP                 COM              594918104     1950    75000 SH       SOLE                    75000
PERRIGO CO                     COM              714290103     3594    40900 SH       SOLE                    40900
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     1526    26756 SH       SOLE                    26756
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      224   400000 SH  PUT  SOLE                                     400000
PROSHARES TR II                VIX MDTRM FUTR   74347W684      305   550000 SH  CALL SOLE                                     550000
ROCKWOOD HLDGS INC             COM              774415103     1935    35000 SH       SOLE                    35000
SAVIENT PHARMACEUTICALS INC    NOTE 4.750% 2/0  80517QAA8     5978  6000000 SH       SOLE                  6000000
SEMICONDUCTOR HLDRS TR         DEP RCPT         816636203      708   400000 SH  PUT  SOLE                                     400000
SOFTWARE HOLDRS TR             DEPOSITRY RCPT   83404B103      623    12300 SH       SOLE                    12300
UNION PAC CORP                 COM              907818108    17748   170000 SH       SOLE                   170000
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     4862   100000 SH       SOLE                   100000
WELLPOINT INC                  COM              94973V107    11422   145000 SH       SOLE                   145000